Benefit Plans (Changes in Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments		¥ (147)
Net actuarial gain (loss) incurred during the year	¥ 9,253	10,230	¥ (20,555)
Amortization of prior service cost	(4,345)	(4,365)	(4,394)
Recognized actuarial loss	2,008	2,470	1,691
Total	6,916	8,188	(23,258)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments			(155)
Net actuarial gain (loss) incurred during the year	1,541	(315)	(21)
Amortization of prior service cost	19	19	12
Recognized actuarial loss	994	1,068	1,256
Total	¥ 2,554	¥ 772	¥ 1,092